Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$196,098,929.59	0.4309867	$155,200,673.93	0.3411004	$40,898,255.66
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$896,258,929.59	0.5962499	$855,360,673.93	0.5690417	$40,898,255.66

Weighted Avg. Coupon (WAC)	3.46%		3.44%
Weighted Avg. Remaining Maturity (WARM)	43.35		42.43
Pool Receivables Balance	$936,866,949.50		$895,069,414.30
Remaining Number of Receivables	65,306		63,987

Adjusted Pool Balance	$918,976,905.58		$878,078,649.92

III. COLLECTIONS

Principal:
Principal Collections	$40,567,689.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$811,231.79
Total Principal Collections	$41,378,921.19

Interest:
Interest Collections	$2,756,677.48
Late Fees & Other Charges	$67,956.87
Interest on Repurchase Principal	$-
Total Interest Collections	$2,824,634.35

Collection Account Interest	$981.25
Reserve Account Interest	$96.49
Servicer Advances	$-

Total Collections	$44,204,633.28

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$44,204,633.28
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$44,204,633.28
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$780,722.46	$-	$780,722.46	$780,722.46
Collection Account Interest					$981.25
Late Fees & Other Charges					$67,956.87
Total due to Servicer					$849,660.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$86,610.36		$86,610.36
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$482,757.77		$482,757.77	$482,757.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$42,712,154.76

9. Regular Principal Distribution Amount:					$40,898,255.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$40,898,255.66
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,898,255.66		$40,898,255.66
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,898,255.66		$40,898,255.66

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,813,899.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,890,043.92
Beginning Period Amount	$17,890,043.92
Current Period Amortization	$899,279.54
Ending Period Required Amount	$16,990,764.38
Ending Period Amount	$16,990,764.38
Next Distribution Date Required Amount	$16,118,216.65

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.47%	2.59%	2.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	63,113	98.33%	$880,146,340.51
30 - 60 Days	1.06%	680	1.30%	$11,647,491.17
61 - 90 Days	0.23%	149	0.28%	$2,548,231.68
91 + Days	0.07%	45	0.08%	$727,350.94
		63,987		$895,069,414.30
Total
Delinquent Receivables 61 + days past due	0.30%	194	0.37%	$3,275,582.62
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	187	0.36%	$3,342,742.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	166	0.31%	$2,993,422.87
Three-Month Average Delinquency Ratio	0.28%		0.34%

Repossession in Current Period		52		$969,451.86
Repossession Inventory		192		$636,486.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,229,845.80
Recoveries				$(811,231.79)
Net Charge-offs for Current Period				$418,614.01

Beginning Pool Balance for Current Period				$936,866,949.50

Net Loss Ratio				0.54%
Net Loss Ratio for 1st Preceding Collection Period				1.09%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				0.77%

Cumulative Net Losses for All Periods				$8,792,267.22
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$4,349,370.24
Number of Extensions				234

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